Liabilities for Guarantee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	$ 1,122,806	$ 942,754	$ 763,606
Less: reinsurance recoverable	164,052	141,509	122,638
Net beginning balance	958,754	801,245	640,968
Incurred guarantee benefits	307,878	309,455	316,344
Paid guarantee benefits	(201,517)	(151,946)	(156,067)
Net change	106,361	157,509	160,277
Net ending balance	1,065,115	958,754	801,245
Plus reinsurance recoverable	187,540	164,052	141,509
Gross ending balance	1,252,655	1,122,806	942,754
Variable Annuity | GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	7,516	8,626	8,844
Less: reinsurance recoverable	7,516	8,626	8,844
Plus reinsurance recoverable	9,903	7,516	8,626
Gross ending balance	9,903	7,516	8,626
Variable Annuity | GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	2,248	3,440	5,663
Less: reinsurance recoverable	2,248	3,440	5,663
Plus reinsurance recoverable	3,299	2,248	3,440
Gross ending balance	3,299	2,248	3,440
Variable Annuity | GMWB/GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	4,670	6,835	7,814
Less: reinsurance recoverable	4,670	6,835	7,814
Plus reinsurance recoverable	5,316	4,670	6,835
Gross ending balance	5,316	4,670	6,835
Secondary Guarantees Interest-Sensitive Life and Fixed Annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	1,108,372	923,853	741,285
Less: reinsurance recoverable	149,618	122,608	100,317
Net beginning balance	958,754	801,245	640,968
Incurred guarantee benefits	307,878	309,455	316,344
Paid guarantee benefits	(201,517)	(151,946)	(156,067)
Net change	106,361	157,509	160,277
Net ending balance	1,065,115	958,754	801,245
Plus reinsurance recoverable	169,022	149,618	122,608
Gross ending balance	$ 1,234,137	$ 1,108,372	$ 923,853